Quarterly Financial Data (Unaudited) Quarterly Financial Data (Immaterial Restatement) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supply And Logistics Revenues									$ 3,323,028	$ 3,689,795	$ 2,976,850
Revenues	$ 847,282	$ 964,114	$ 1,015,049	$ 1,019,719	$ 961,035	$ 1,090,293	$ 1,068,694	$ 1,014,808	3,846,164	4,134,830	3,367,361
Supply and logistics costs									3,277,052	3,649,328	2,923,746
Costs and Expenses									3,713,613	4,024,073	3,252,651
Operating income (loss)	$ 30,624	$ 35,268	$ 31,257	$ 35,402	$ 23,300	$ 24,092	$ 33,360	$ 30,005	$ 132,551	$ 110,757	$ 114,710